Hedging derivatives	12 Months Ended
Dec. 31, 2021
Hedging derivatives
Hedging derivatives

12. Hedging derivatives

The Bank, as part of its financial risk management strategy and for reducing mismatches in the accounting treatment of its transactions, enters into interest rate and foreign currency hedging financial derivatives, depending on the nature of the hedged risk.

In line with its objective, the Bank classifies its hedges into the following categories:

-	Cash flow hedges: hedging the exposure to variability in cash flows associated with an asset, liability or highly probable forecast transaction.
-	Fair value hedges: hedging the exposure to changes in the fair value of assets or liabilities attributable to an identified hedged risk.

As mentioned in Note 2, the Bank has been applying hedge accounting under IAS 39. The Bank’s risk management strategy has not changed due to the COVID-19 pandemic and determined that the timing of forecast transactions has no changed and the cash flows are truly expected to occur.

a)   Breakdown

The breakdown by type of hedge of the financial derivatives qualifying for hedge accounting is as follows:

	12/31/2020		12/31/2021
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	11	16,604	1,468	7,018
Cash flow hedges	8,295	2,474	9,780	1,144
	8,306	19,078	11,248	8,162

b)   Quantitative information

Fair value hedges

As of December 31, 2020, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,333	2,333	Peso	Loans - Interest rate risk

IRS	1,000	1,000	Peso	Promissory notes - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	265	13	Euro	Loans - Interest rate and foreign exchange risk

CCS	16	1	USD	Loans - Interest rate and foreign exchange risk

CCS	23,431	1,089	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

As of December 31, 2021, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,867	1,867	Peso	Loans - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	4	1	USD	Loans - Interest rate and foreign exchange risk

CCS	17,744	819	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

The fair value hedges carried out by the Bank are extended in certain cases up to the year 2034.

For 2019, 2020 and 2021, the effect of valuation for the period of the financial derivative instruments for fair value hedging purposes recognized in the consolidated income statement is included under Gains/(losses) on financial assets and liabilities (net) of (667) million pesos, (6,884) million pesos and 8,746 million pesos, respectively (see Note 39).

For 2019, 2020 and 2021, the effect of valuation arising from the risk being hedged of the hedged items for fair value hedging purposes recognized in the consolidated income statement is included Gains/(losses) on financial assets and liabilities (net) of 731 million pesos, 6,427 million pesos and (9,278) million pesos, respectively (see Note 39).

Each of these hedging financial derivative instruments is presented in the consolidated balance sheet under Hedging derivatives.

Cash flow hedges

As of December 31, 2020, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	872	69	USD	Loans - Foreign exchange risk

CCS	655	39	Euro	Loans - Foreign exchange risk

CCS	10,800	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,284	116	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	22,644	6,662	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	32,122	1,137	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2021, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	7,311	7,311	Peso	Unsecured notes - Interest rate risk

CCS	523	41	USD	Loans - Foreign exchange risk

CCS	491	29	Euro	Loans - Foreign exchange risk

CCS	11,125	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	519	25	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	28,787	8,295	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	36,171	1,466	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2020 and 2021, included in other comprehensive income under Valuation adjustments – Cash flow hedges, are (13) million pesos and (6) million pesos (see Note 28), respectively, which refer to the accumulated unamortized gain (net of the related deferred tax effect) of hedging financial derivatives for which hedge accounting was discontinued. Such balances are being reclassified based on the original terms of the forecast transactions. The term of such reclassifying extends through the year 2022. The remaining amount of Valuation adjustments – Cash flow hedges reflected in other comprehensive income consists of accumulated unrealized gain or loss on effective cash flow hedges currently in effect.

The cash flow hedges entered into by the Bank are extended in certain cases up to the year 2022 for Senior Unsecured Notes, up to the year 2025 for Brazilian Government Notes, up to the year 2025 for Loans and advances to customers and up to the year 2026 for UMS.

A reconciliation of Valuation adjustments – Cash flow hedges is as follows:

	2019	2020	2021

Balance at January 1	(290)	(276)	(569)
Valuation adjustments	29	(376)	1,394
Amounts reclassified to consolidated income statement	(9)	(43)	11
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	(11)	(43)	11
Cash flow hedges ineffectiveness (Note 39)	2	—	—
Income taxes	(6)	126	(422)
Balance at December 31	(276)	(569)	414

As of December 31, 2021, the breakdown of the estimated cash flows of the cash flow hedges that are expected to be reclassified from other comprehensive income to the consolidated income statement is as follows:

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	247	409	313	1	970
Cash flows to be paid	(147)	(91)	(140)	—	(378)

Note 45.a contains a breakdown of the remaining maturity periods of hedging financial derivatives.